UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04494
                                                     ---------

                             The Gabelli Asset Fund
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2007
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                             THE GABELLI ASSET FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2007

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2007 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      The Gabelli Asset Fund posted a total return of 11.84% in 2007 or more than twice the 5.49% return of the Standard & Poor (S&P) 500 Index. For the year, the best performing sectors were energy, utilities and materials, while the worst performing groups were financials, consumer discretionary and health care.

      Investments that contributed significantly to returns over the past year included Deere & Co. up 95.9% (2.4% of net assets as of December 31, 2007), Flowserve up 90.6% (1.3%), Precision Castparts up 77.2% (1.4%), Energizer Holdings up 57.9% (1.0%), and Rogers Communications up 51.85% (1.8%). Finally, two long-time holdings of the Fund were the subjects of completed buyouts during the year. Blackstone Group purchased Hilton Hotels for $47.50 per share while the Carlyle Group purchased Sequa Corp. for $175 per share.

      It was a difficult year for a few of the Fund's larger holdings including Citigroup down 47.1% (0.5%), Media General down 42.8% (0.3%), McGraw-Hill down 35.6% (0.4%), and Sprint Nextel down 30.5% (0.5%).

                                                  Sincerely yours,

                                                  /s/ Bruce N. Alpert

                                                  Bruce N. Alpert
                                                  President

February 22, 2008

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI ASSET FUND
     CLASS AAA SHARES, THE S&P 500 INDEX, AND THE CONSUMER PRICE INDEX +10%

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Gabelli Asset Fund Class AAA Shares   S&P 500 Index   Consumer Price Index + 10%
  3/3/1986                 $ 10,000                   $ 10,000              $ 10,000
12/31/1986                 $ 11,280                   $ 10,980              $ 11,160
12/31/1987                 $ 13,111                   $ 11,556              $ 12,678
12/31/1988                 $ 17,189                   $ 13,470              $ 14,503
12/31/1989                 $ 21,691                   $ 17,731              $ 16,621
12/31/1990                 $ 20,611                   $ 17,179              $ 19,297
12/31/1991                 $ 24,350                   $ 22,402              $ 21,825
12/31/1992                 $ 27,976                   $ 24,107              $ 24,640
12/31/1993                 $ 34,086                   $ 26,532              $ 27,769
12/31/1994                 $ 34,035                   $ 26,879              $ 31,296
12/31/1995                 $ 42,523                   $ 36,967              $ 35,208
12/31/1996                 $ 48,204                   $ 45,451              $ 39,891
12/31/1997                 $ 66,555                   $ 60,609              $ 44,558
12/31/1998                 $ 77,157                   $ 77,943              $ 49,727
12/31/1999                 $ 99,139                   $ 94,335              $ 56,042
12/31/2000                 $ 96,790                   $ 85,751              $ 63,552
12/31/2001                 $ 96,945                   $ 75,563              $ 70,924
12/31/2002                 $ 83,111                   $ 58,871              $ 79,718
12/31/2003                 $108,518                   $ 75,750              $ 89,205
12/31/2004                 $126,423                   $ 83,984              $101,069
12/31/2005                 $132,011                   $ 88,107              $114,612
12/31/2006                 $160,842                   $102,011              $128,939
12/31/2007                 $179,886                   $107,611              $147,119

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2007 (a)

                                                                                                                          Since
                                                                                                                        Inception
                                      Quarter      1 Year     3 Year     5 Year     10 Year     15 Year     20 Year      (3/3/86)
                                      -------      ------     ------     ------     -------     -------     -------     ---------
GABELLI ASSET FUND CLASS AAA ......     (1.89)%     11.84%     12.48%     16.70%      10.45%      13.21%      13.99%        14.16%
S&P 500 Index .....................     (3.33)       5.49       8.61      12.82        5.91       10.49       11.80         11.50
Dow Jones Industrial Average ......     (3.99)       8.81       9.65      12.25        7.46       12.12       12.91         12.73
Nasdaq Composite Index. ...........     (1.82)       9.81       6.83      14.71        5.38        9.53       10.97          9.58
Class A ...........................     (1.88)      11.84      12.48      16.70       10.45       13.21       13.99         14.16
                                        (7.52)(b)    5.41(b)   10.28(b)   15.32(b)     9.80(b)    12.76(b)    13.65(b)      13.83(b)
Class B ...........................     (2.10)      10.93      11.63      16.00       10.12       12.98       13.82         14.00
                                        (7.00)(c)    5.93(c)   10.82(c)   15.77(c)    10.12       12.98       13.82         14.00
Class C ...........................     (2.07)      11.00      11.64      16.00       10.12       12.98       13.82         14.00
                                        (3.05)(d)   10.00(d)   11.64      16.00       10.12       12.98       13.82         14.00

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, AND C SHARES ARE 1.36%, 1.35%, 2.11%, AND 2.11%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION S&P 500 INDEX STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

      THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. 10% THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

THE GABELLI ASSET FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2007 through December 31, 2007

                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2007.

                              Beginning         Ending      Annualized     Expenses
                            Account Value   Account Value    Expense     Paid During
                               07/01/07        12/31/07        Ratio       Period*
------------------------------------------------------------------------------------
THE GABELLI ASSET FUND
------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                     $  1,000.00     $  1,002.40         1.36%    $    6.90
Class A                       $  1,000.00     $  1,002.60         1.36%    $    6.90
Class B                       $  1,000.00     $    998.20         2.12%    $   10.74
Class C                       $  1,000.00     $    998.80         2.11%    $   10.69

HYPOTHETICAL 5% RETURN
Class AAA                     $  1,000.00     $  1,018.45         1.36%    $    6.96
Class A                       $  1,000.00     $  1,018.45         1.36%    $    6.96
Class B                       $  1,000.00     $  1,014.60         2.12%    $   10.82
Class C                       $  1,000.00     $  1,014.65         2.11%    $   10.77

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2007:

THE GABELLI ASSET FUND

Food and Beverage ...................................................    12.0%
Energy and Utilities ................................................     8.3%
Financial Services ..................................................     7.1%
Equipment and Supplies ..............................................     5.9%
Telecommunications ..................................................     5.5%
Diversified Industrial ..............................................     5.4%
Cable and Satellite .................................................     5.3%
Consumer Products ...................................................     5.1%
Publishing ..........................................................     4.8%
Entertainment .......................................................     4.4%
Health Care .........................................................     3.7%
Machinery ...........................................................     3.0%
Aviation: Parts and Services ........................................     2.6%
Automotive: Parts and Accessories ...................................     2.5%
Broadcasting ........................................................     2.3%
Hotels and Gaming ...................................................     2.3%
U.S. Government Obligations .........................................     2.3%
Metals and Mining ...................................................     1.8%
Agriculture .........................................................     1.6%
Specialty Chemicals .................................................     1.5%
Retail ..............................................................     1.5%
Communications Equipment ............................................     1.4%
Aerospace ...........................................................     1.2%
Automotive ..........................................................     1.2%
Electronics .........................................................     1.2%
Environmental Services ..............................................     1.1%
Consumer Services ...................................................     1.1%
Business Services ...................................................     0.9%
Wireless Communications .............................................     0.9%
Computer Software and Services ......................................     0.7%
Real Estate .........................................................     0.5%
Transportation ......................................................     0.4%
Manufactured Housing and Recreational Vehicles ......................     0.2%
Building and Construction ...........................................     0.1%
Closed-End Funds ....................................................     0.0%
Other Assets and Liabilities (Net) ..................................     0.2%
                                                                        -----
                                                                        100.0%
                                                                        =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             COMMON STOCKS -- 97.2%
             AEROSPACE -- 1.1%
    73,000   Boeing Co. .........................   $  2,697,854   $  6,384,580
   100,000   Herley Industries Inc.+ ............      1,509,337      1,375,000
    12,000   Lockheed Martin Corp. ..............        354,600      1,263,120
    15,000   Northrop Grumman Corp. .............        734,191      1,179,600
 2,030,000   Rolls-Royce Group plc+ .............     15,039,463     22,063,456
82,012,000   Rolls-Royce Group plc, Cl. B .......        167,608        179,579
                                                    ------------   ------------
                                                      20,503,053     32,445,335
                                                    ------------   ------------
             AGRICULTURE -- 1.6%
   635,000   Archer-Daniels-Midland Co. .........      8,714,776     29,483,050
    85,058   Monsanto Co. .......................        818,413      9,500,128
     3,000   Potash Corp. of
                Saskatchewan Inc. ...............         41,185        431,880
    91,000   The Mosaic Co.+ ....................      1,461,007      8,584,940
                                                    ------------   ------------
                                                      11,035,381     47,999,998
                                                    ------------   ------------
             AUTOMOTIVE -- 1.2%
   150,000   General Motors Corp. ...............      4,920,725      3,733,500
   400,000   Navistar International Corp.+ ......      7,339,853     21,680,000
   101,250   PACCAR Inc. ........................        522,021      5,516,100
    25,000   Volkswagen AG ......................      1,044,095      5,705,660
                                                    ------------   ------------
                                                      13,826,694     36,635,260
                                                    ------------   ------------
             AUTOMOTIVE: PARTS AND
             ACCESSORIES -- 2.4%
   192,000   BorgWarner Inc. ....................      1,888,822      9,294,720
   240,000   CLARCOR Inc. .......................      1,718,044      9,112,800
   130,000   Dana Corp.+ ........................        234,193          3,120
   260,000   Earl Scheib Inc.+ ..................      1,603,290        910,000
   195,000   Federal-Mogul Corp.+ ...............        411,720         87,750
   500,000   Genuine Parts Co. ..................     12,128,320     23,150,000
   416,000   Johnson Controls Inc. ..............      3,764,952     14,992,640
   175,000   Midas Inc.+ ........................      2,332,651      2,565,500
   290,000   Modine Manufacturing Co. ...........      6,749,742      4,787,900
   115,000   Proliance International Inc.+ ......        756,089        207,000
   270,000   Standard Motor
                Products Inc. ...................      3,321,605      2,203,200
   100,000   Superior Industries
                International Inc. ..............      2,373,448      1,817,000
    30,000   Tenneco Inc.+ ......................        132,744        782,100
                                                    ------------   ------------
                                                      37,415,620     69,913,730
                                                    ------------   ------------
             AVIATION: PARTS AND SERVICES -- 2.6%
   484,000   Curtiss-Wright Corp. ...............      3,280,976     24,296,800
   570,000   GenCorp Inc.+ ......................      2,079,772      6,646,200
   110,000   Kaman Corp. ........................      1,534,270      4,049,100
   301,000   Precision Castparts Corp. ..........      3,625,927     41,748,700
   258,400   The Fairchild Corp., Cl. A+ ........      1,163,527        671,840
                                                    ------------   ------------
                                                      11,684,472     77,412,640
                                                    ------------   ------------
             BROADCASTING -- 2.3%
   400,000   CBS Corp., Cl. A ...................      7,019,670     10,700,000
    50,000   CBS Corp., Cl. B ...................      1,257,800      1,362,500
    30,718   Citadel Broadcasting Corp. .........         81,666         63,279
   300,000   Clear Channel
                Communications Inc. .............     11,435,828     10,356,000

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
    10,000   Cogeco Inc. ........................   $    194,764   $    400,223
    13,333   Corus Entertainment Inc.,
                Cl. B, New York .................         43,320        654,517
     6,667   Corus Entertainment Inc.,
                Cl. B, Toronto ..................         21,662        326,409
    90,000   Fisher Communications Inc.+ ........      4,712,056      3,416,400
       843   Granite Broadcasting Corp.+ ........         69,109         21,075
   340,000   Gray Television Inc. ...............      3,676,794      2,726,800
     8,000   Gray Television Inc., Cl. A ........         76,930         68,000
   230,000   Liberty Media Corp. -
                Capital, Cl. A+ .................      4,578,481     26,792,700
   465,000   Lin TV Corp., Cl. A+ ...............      7,642,728      5,659,050
    40,000   Sinclair Broadcast Group
                Inc., Cl. A .....................        358,285        328,400
   400,000   Television Broadcasts Ltd. .........      1,815,551      2,403,365
   170,000   Tokyo Broadcasting
                System Inc. .....................      5,412,701      3,652,151
   287,834   Young Broadcasting Inc.,
                Cl. A+ ..........................      2,516,261        302,226
                                                    ------------   ------------
                                                      50,913,606     69,233,095
                                                    ------------   ------------
             BUILDING AND CONSTRUCTION -- 0.1%
    25,000   The Genlyte Group Inc.+ ............      2,373,447      2,380,000
                                                    ------------   ------------
             BUSINESS SERVICES -- 0.9%
    25,851   ACCO Brands Corp.+ .................        152,168        414,650
   160,000   ChoicePoint Inc.+ ..................      6,219,087      5,827,200
    12,500   Clear Channel Outdoor
                Holdings Inc., Cl. A+ ...........        259,405        345,750
   195,000   Ecolab Inc. ........................      1,837,428      9,985,950
    10,000   Imation Corp. ......................        203,344        210,000
    65,000   Landauer Inc. ......................        402,818      3,370,250
    22,000   MasterCard Inc., Cl. A .............        858,000      4,734,400
    30,000   Nashua Corp.+ ......................        297,230        348,600
     5,000   The Brink's Co. ....................        298,344        298,700
   280,000   The Interpublic Group of
                Companies Inc.+ .................      2,923,483      2,270,800
                                                    ------------   ------------
                                                      13,451,307     27,806,300
                                                    ------------   ------------
             CABLE AND SATELLITE -- 5.3%
 1,990,000   Cablevision Systems Corp.,
                Cl. A+ ..........................      5,712,538     48,755,000
   245,000   Comcast Corp., Cl. A+ ..............      4,091,857      4,473,700
    60,000   Comcast Corp., Cl. A, Special+ .....        306,462      1,087,200
   187,700   EchoStar Communications
                Corp., Cl. A+ ...................      6,234,322      7,080,044
   320,096   Liberty Global Inc., Cl. A+ ........      3,187,437     12,544,562
   260,000   Liberty Global Inc., Cl. C+ ........      2,801,037      9,513,400
 1,150,000   Rogers Communications Inc.,
                Cl. B, New York .................      6,170,739     52,037,500
    50,000   Rogers Communications Inc.,
                Cl. B, Toronto ..................        229,820      2,279,244
   120,000   Shaw Communications Inc.,
                Cl. B ...........................        164,952      2,874,310
   160,000   Shaw Communications Inc.,
                Cl. B, Non-Voting ...............        312,647      3,788,800

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             COMMON STOCKS (CONTINUED)
             CABLE AND SATELLITE (CONTINUED)
   512,000   The DIRECTV Group Inc.+ ............   $ 11,248,004   $ 11,837,440
    10,000   Time Warner Cable Inc.,
                Cl. A+ ..........................        266,305        276,000
                                                    ------------   ------------
                                                      40,726,120    156,547,200
                                                    ------------   ------------
             CLOSED-END FUNDS -- 0.0%
    79,920   Royce Value Trust Inc. .............        975,443      1,484,914
                                                    ------------   ------------
             COMMUNICATIONS EQUIPMENT -- 1.3%
    70,000   Alcatel-Lucent, ADR ................        948,782        512,400
   565,000   Corning Inc. .......................      4,174,676     13,554,350
   240,000   Motorola Inc. ......................      2,546,729      3,849,600
   110,000   Nortel Networks Corp.,
                New York+ .......................      2,778,787      1,659,900
    90,000   Nortel Networks Corp.,
                Toronto+ ........................      2,888,687      1,366,027
   390,000   Thomas & Betts Corp.+ ..............      7,650,699     19,125,600
                                                    ------------   ------------
                                                      20,988,360     40,067,877
                                                    ------------   ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.7%
   215,100   Cognos Inc.+ .......................     12,365,961     12,383,307
     1,600   eBay Inc.+ .........................         24,652         53,104
    50,000   Jupitermedia Corp.+ ................        287,065        191,000
    75,000   Metavante Technologies Inc.+ .......      1,740,952      1,749,000
    26,026   Telecom Italia Media SpA+ ..........         26,184          9,037
   255,000   Yahoo! Inc.+ .......................      8,301,980      5,931,300
                                                    ------------   ------------
                                                      22,746,794     20,316,748
                                                    ------------   ------------
             CONSUMER PRODUCTS -- 5.1%
    50,000   Alberto-Culver Co. .................      1,116,801      1,227,000
   150,000   Altadis SA .........................     10,070,985     10,901,794
    12,000   Altria Group Inc. ..................        274,083        906,960
    10,000   Avon Products Inc. .................        275,840        395,300
    11,000   Christian Dior SA ..................        307,335      1,445,823
   280,000   Church & Dwight Co. Inc. ...........      1,838,465     15,139,600
    30,000   Clorox Co. .........................      1,664,894      1,955,100
    20,000   Colgate-Palmolive Co. ..............      1,060,210      1,559,200
    40,000   Eastman Kodak Co. ..................        950,513        874,800
   268,000   Energizer Holdings Inc.+ ...........      4,926,201     30,050,840
   110,000   Fortune Brands Inc. ................      2,384,058      7,959,600
     3,000   Givaudan SA ........................      1,028,013      2,890,960
    35,000   Harley-Davidson Inc. ...............         88,156      1,634,850
    70,000   Lenox Group Inc.+ ..................        684,406        184,800
    80,000   Mattel Inc. ........................      1,444,000      1,523,200
    36,000   National Presto Industries Inc. ....      1,152,992      1,895,760
     3,000   Nintendo Co. Ltd. ..................        931,854      1,796,536
   520,000   Procter & Gamble Co. ...............     17,588,062     38,178,400
    50,000   Reckitt Benckiser Group plc ........      1,570,345      2,900,310
   120,000   Sally Beauty Holdings Inc.+ ........        980,508      1,086,000
    60,000   Svenska Cellulosa
                Aktiebolaget, Cl. B .............        864,557      1,062,941
 1,000,000   Swedish Match AB ...................     10,327,823     23,904,567
    10,000   Syratech Corp.+ ....................          2,000            100
    45,000   Wolverine World Wide Inc. ..........        418,548      1,103,400
                                                    ------------   ------------
                                                      61,950,649    150,577,841
                                                    ------------   ------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             CONSUMER SERVICES -- 1.1%
   350,000   IAC/InterActiveCorp+ ...............   $  4,046,555   $  9,422,000
   560,000   Liberty Media Corp. -
                Interactive, Cl. A+ .............      3,352,351     10,684,800
       500   Priceline.com Inc.+ ................         34,467         57,430
   652,500   Rollins Inc. .......................      3,384,294     12,528,000
                                                    ------------   ------------
                                                      10,817,667     32,692,230
                                                    ------------   ------------
             DIVERSIFIED INDUSTRIAL -- 5.4%
    35,000   Acuity Brands Inc. .................        413,070      1,575,000
     5,000   Anixter International Inc.+ ........         45,044        311,350
    75,403   Contax Participacoes SA, ADR .......         30,974         98,024
   490,000   Cooper Industries Ltd., Cl. A ......     12,041,804     25,911,200
   450,000   Crane Co. ..........................      7,844,551     19,305,000
   110,000   Gardner Denver Inc.+ ...............        901,088      3,630,000
   435,000   Greif Inc., Cl. A ..................      5,070,305     28,435,950
   425,000   Honeywell International Inc. .......     13,849,486     26,167,250
   580,000   ITT Corp. ..........................      9,175,073     38,303,200
   154,000   Katy Industries Inc.+ ..............      1,251,525        308,000
   200,000   Magnetek Inc.+ .....................        943,176        856,000
   240,000   Myers Industries Inc. ..............      1,460,520      3,472,800
    52,000   Pentair Inc. .......................        762,065      1,810,120
    53,333   Smiths Group plc ...................        880,170      1,075,450
   112,500   Trinity Industries Inc. ............        931,715      3,123,000
   165,000   Tyco International Ltd. ............      7,550,154      6,542,250
                                                    ------------   ------------
                                                      63,150,720    160,924,594
                                                    ------------   ------------
             ELECTRONICS -- 1.2%
     9,600   Chemring Group plc .................        125,113        392,898
     3,000   Hitachi Ltd., ADR ..................        172,200        219,420
   120,000   Intel Corp. ........................      2,567,140      3,199,200
    13,000   Kyocera Corp., ADR .................        448,063      1,133,860
   400,000   LSI Corp.+ .........................      2,712,845      2,124,000
    22,000   Molex Inc., Cl. A ..................        609,932        577,940
    46,000   Samsung Electronics Co.
                Ltd., GDR (a) ...................      8,616,601     13,661,664
     4,000   Samsung Electronics Co.
                Ltd., OTC, GDR (a) ..............      1,439,399      1,171,000
    50,000   Sony Corp., ADR ....................      1,556,873      2,715,000
   205,000   Texas Instruments Inc. .............      5,187,155      6,847,000
    75,000   Tyco Electronics Ltd. ..............      2,485,070      2,784,750
                                                    ------------   ------------
                                                      25,920,391     34,826,732
                                                    ------------   ------------
             ENERGY AND UTILITIES -- 8.2%
    34,000   AGL Resources Inc. .................        569,200      1,279,760
   140,000   Allegheny Energy Inc. ..............      1,418,678      8,905,400
 1,500,000   Aquila Inc.+ .......................      6,163,573      5,595,000
   250,000   BP plc, ADR ........................      7,151,966     18,292,500
     4,000   Cameron International Corp.+ .......         69,450        192,520
    25,000   CH Energy Group Inc. ...............      1,040,745      1,113,500
   354,000   Chevron Corp. ......................     13,555,634     33,038,820
   355,000   ConocoPhillips .....................     10,144,011     31,346,500
    18,000   Constellation Energy
                Group Inc. ......................        436,827      1,845,540
   124,000   Devon Energy Corp. .................      1,695,494     11,024,840
   120,000   DPL Inc. ...........................      2,716,196      3,558,000
    20,000   DTE Energy Co. .....................        832,127        879,200

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
   170,000   Duke Energy Corp. ..................   $  1,922,357   $  3,428,900
    25,000   Edison International ...............        425,000      1,334,250
   330,000   El Paso Corp. ......................      2,738,856      5,689,200
   235,000   El Paso Electric Co.+ ..............      2,798,469      6,008,950
   150,000   Energy East Corp. ..................      3,072,446      4,081,500
   110,000   EOG Resources Inc. .................        503,773      9,817,500
   330,000   Exxon Mobil Corp. ..................      8,011,545     30,917,700
    14,600   FPL Group Inc. .....................        664,423        989,588
    20,000   Grant Prideco Inc.+ ................      1,077,970      1,110,200
   220,000   Halliburton Co. ....................      6,847,344      8,340,200
             Mirant Corp.+ ......................              0              0
   130,000   Mirant Corp., Escrow+ (b) ..........              0              0
     1,000   Niko Resources Ltd. ................         57,456         90,430
    22,086   NiSource Inc. ......................        475,953        417,204
   180,000   Northeast Utilities ................      3,429,763      5,635,800
    20,000   NSTAR ..............................        627,132        724,400
    23,500   Oceaneering International Inc.+ ....        637,704      1,582,725
       500   PetroChina Co. Ltd., ADR ...........         30,266         87,735
   100,000   Progress Energy Inc., CVO+ (b) .....         52,000         33,000
   230,000   Rowan Companies Inc. ...............      8,715,947      9,075,800
    50,000   Royal Dutch Shell plc,
                Cl. A, ADR ......................      2,980,580      4,210,000
   118,000   SJW Corp. ..........................      1,872,429      4,091,060
   260,000   Southwest Gas Corp. ................      4,582,147      7,740,200
   275,000   Spectra Energy Corp. ...............      5,975,046      7,100,500
   110,000   The AES Corp.+ .....................        434,151      2,352,900
    54,000   Transocean Inc.+ ...................      4,227,405      7,730,100
    16,666   UIL Holdings Corp. .................        426,371        615,809
    75,000   Weatherford International
                Ltd.+ ...........................      3,346,917      5,145,000
                                                    ------------   ------------
                                                     111,727,351    245,422,231
                                                    ------------   ------------
             ENTERTAINMENT -- 4.4%
   115,000   Aruze Corp. ........................      3,690,468      4,364,678
     8,010   Chestnut Hill Ventures+ (b) ........        218,000        225,482
   749,000   Discovery Holding Co., Cl. A+ ......      6,481,280     18,829,860
    45,000   DreamWorks Animation
                SKG Inc., Cl. A+ ................      1,084,168      1,149,300
   185,000   EMI Group plc, ADR .................      1,538,472      1,868,500
   600,000   Gemstar-TV Guide
             International Inc.+ ................      2,634,672      2,856,000
   750,000   Grupo Televisa SA, ADR .............      7,741,483     17,827,500
   400,000   Rank Group plc .....................      2,817,685        726,570
    20,000   Regal Entertainment Group,
                Cl. A ...........................        290,903        361,400
    80,000   Six Flags Inc.+ ....................        345,979        162,400
   280,000   The Walt Disney Co. ................      5,299,257      9,038,400
 1,500,000   Time Warner Inc. ...................     19,847,989     24,765,000
    60,000   Triple Crown Media Inc.+ ...........        614,646        283,800
   518,100   Viacom Inc., Cl. A+ ................     16,109,582     22,786,038
   550,000   Vivendi ............................     11,538,712     25,233,563
    50,000   World Wrestling
                Entertainment Inc., Cl. A .......        488,064        738,000
                                                    ------------   ------------
                                                      80,741,360    131,216,491
                                                    ------------   ------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             ENVIRONMENTAL SERVICES -- 1.1%
   315,000   Allied Waste Industries Inc.+ ......   $  2,948,345   $  3,471,300
   450,000   Republic Services Inc. .............      3,560,581     14,107,500
   500,000   Waste Management Inc. ..............     10,415,537     16,335,000
                                                    ------------   ------------
                                                      16,924,463     33,913,800
                                                    ------------   ------------
             EQUIPMENT AND SUPPLIES -- 6.0%
   703,000   AMETEK Inc. ........................      2,729,108     32,928,520
     6,000   Amphenol Corp., Cl. A ..............         23,163        278,220
   106,000   CIRCOR International Inc. ..........        932,373      4,914,160
   150,000   Crown Holdings Inc.+ ...............        676,245      3,847,500
   160,000   CTS Corp. ..........................        871,294      1,588,800
     4,000   Danaher Corp. ......................         70,641        350,960
   380,000   Donaldson Co. Inc. .................      1,470,210     17,624,400
    20,000   Fedders Corp.+ .....................         32,624             40
   400,000   Flowserve Corp. ....................      6,320,445     38,480,000
   200,000   Gerber Scientific Inc.+ ............      1,964,548      2,160,000
   210,000   GrafTech International Ltd.+ .......      2,229,118      3,727,500
   780,000   IDEX Corp. .........................      2,958,676     28,181,400
    24,000   Ingersoll-Rand Co. Ltd., Cl. A .....        501,720      1,115,280
   180,000   Interpump Group SpA ................        707,416      1,854,028
   200,000   Lufkin Industries Inc. .............      1,810,811     11,458,000
    63,821   Met-Pro Corp. ......................        321,977        770,958
    18,524   Mueller Water Products
                Inc., Cl. B .....................        246,018        184,684
    20,000   Sealed Air Corp. ...................        168,679        462,800
   150,000   Tenaris SA, ADR ....................      7,073,655      6,709,500
    70,000   The Manitowoc Co. Inc. .............        127,596      3,418,100
   120,000   The Weir Group plc .................        504,947      1,933,673
    40,000   Trane Inc. .........................      1,831,270      1,868,400
    30,000   Valmont Industries Inc. ............        242,908      2,673,600
   380,000   Watts Water Technologies
                Inc., Cl. A .....................      4,456,404     11,324,000
                                                    ------------   ------------
                                                      38,271,846    177,854,523
                                                    ------------   ------------
             FINANCIAL SERVICES -- 7.1%
    15,500   Alleghany Corp.+ ...................      2,688,224      6,231,000
   425,000   American Express Co. ...............      9,939,148     22,108,500
    95,000   American International
                Group Inc. ......................      5,968,565      5,538,500
    66,000   Ameriprise Financial Inc. ..........      1,537,366      3,637,260
    32,000   Argo Group International
                Holdings Ltd.+ ..................      1,167,431      1,348,160
    30,000   Bank of America Corp. ..............      1,073,107      1,237,800
       218   Berkshire Hathaway Inc., Cl. A+ ....        849,349     30,868,800
    70,000   BKF Capital Group Inc.+ ............        569,766        155,400
     7,500   Calamos Asset Management
                Inc., Cl. A .....................        135,000        223,350
   460,000   Citigroup Inc. .....................     23,249,289     13,542,400
    35,000   Commerzbank AG .....................        624,519      1,343,772
   110,000   Commerzbank AG, ADR ................      2,308,920      4,235,000
   154,000   Deutsche Bank AG ...................      6,960,775     19,929,140
   100,000   Federal National
                Mortgage Association ............      3,508,492      3,998,000
    20,000   Fortress Investment Group
                LLC, Cl. A ......................        361,914        311,600
    60,000   Freddie Mac ........................      2,102,290      2,044,200

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
   110,000   H&R Block Inc. .....................   $  1,807,491   $  2,042,700
    24,000   Interactive Brokers Group
                Inc., Cl. A+ ....................        690,148        775,680
   200,000   Janus Capital Group Inc. ...........      4,953,709      6,570,000
    25,000   JPMorgan Chase & Co. ...............        508,088      1,091,250
    70,000   Legg Mason Inc. ....................      5,805,549      5,120,500
    14,000   Lehman Brothers Holdings Inc. ......        164,850        916,160
    75,000   Leucadia National Corp. ............        655,691      3,532,500
    40,000   Loews Corp. ........................      1,927,312      2,013,600
   180,000   Marsh & McLennan
                Companies Inc. ..................      5,377,792      4,764,600
    23,000   Merrill Lynch & Co. Inc. ...........        964,120      1,234,640
   170,000   NewAlliance Bancshares Inc. ........      2,487,566      1,958,400
    30,000   PNC Financial Services
                Group Inc. ......................      1,456,850      1,969,500
     2,500   Prudential Financial Inc. ..........         68,750        232,600
    85,000   State Street Corp. .................        661,975      6,902,000
    20,000   SunTrust Banks Inc. ................        424,879      1,249,800
    60,000   T. Rowe Price Group Inc. ...........      1,012,984      3,652,800
     2,000   The Allstate Corp. .................         73,509        104,460
   170,000   The Bank of New York
                Mellon Corp. ....................      5,902,236      8,289,200
    23,000   The Bear Stearns
                Companies Inc. ..................      2,202,969      2,029,750
    28,000   The Blackstone Group LP ............        655,307        619,640
     3,000   The Goldman Sachs
                Group Inc. ......................        610,879        645,150
   378,000   The Midland Co. ....................      1,942,907     24,452,820
   150,000   The Phoenix Companies Inc. .........      2,222,423      1,780,500
    40,000   The Travelers Companies Inc. .......      1,575,006      2,152,000
    19,000   Unitrin Inc. .......................        498,464        911,810
     8,500   Value Line Inc. ....................        136,515        342,210
    70,656   Wachovia Corp. .....................      3,286,418      2,687,048
   180,000   Waddell & Reed
                Financial Inc., Cl. A ...........      3,692,409      6,496,200
    22,000   Wells Fargo & Co. ..................        671,230        664,180
                                                    ------------   ------------
                                                     115,482,181    211,954,580
                                                    ------------   ------------
             FOOD AND BEVERAGE -- 12.0%
   345,000   Brown-Forman Corp., Cl. A ..........      8,021,206     25,819,800
   120,000   Cadbury Schweppes
                plc, ADR ........................      4,284,867      5,924,400
   135,000   Campbell Soup Co. ..................      3,720,358      4,823,550
   210,000   China Mengniu Dairy Co. Ltd. .......        688,713        770,257
    60,000   Coca-Cola Enterprises Inc. .........      1,176,706      1,561,800
    16,500   Coca-Cola Hellenic
                Bottling Co. SA .................        268,442        705,210
   180,000   Constellation Brands
                Inc., Cl. A+ ....................      4,248,540      4,255,200
   330,000   Corn Products
             International Inc. .................      4,032,439     12,127,500
   330,000   Davide Campari-Milano SpA ..........      3,297,097      3,160,226
   215,000   Del Monte Foods Co. ................      2,130,243      2,033,900
   318,000   Diageo plc, ADR ....................     11,903,832     27,293,940

                                                                      MARKET
  SHARES                                                COST           VALUE
----------                                          ------------   ------------
    70,000   Farmer Brothers Co. ................   $    943,094   $  1,609,300
   375,000   Flowers Foods Inc. .................      1,631,075      8,778,750
    75,000   Fomento Economico
                Mexicano SAB de CV, ADR .........      2,425,593      2,862,750
   365,000   General Mills Inc. .................     12,840,535     20,805,000
   395,000   Groupe Danone ......................     19,781,529     35,459,158
   145,000   Groupe Danone, ADR .................      1,504,329      2,617,250
 1,570,000   Grupo Bimbo SAB de CV,
                Cl. A ...........................      3,245,685      9,358,750
   180,000   H.J. Heinz Co. .....................      6,572,778      8,402,400
    10,000   Hain Celestial Group Inc.+ .........        141,134        320,000
    22,000   Heineken NV ........................      1,213,884      1,422,343
   240,000   ITO EN Ltd. ........................      5,823,746      4,565,188
    66,000   ITO EN Ltd., Preference ............      1,514,342        943,490
   110,000   Kellogg Co. ........................      2,931,250      5,767,300
    95,000   Kerry Group plc, Cl. A .............      1,122,284      3,047,352
   170,000   Kikkoman Corp. .....................      2,055,582      2,338,898
   140,000   Kraft Foods Inc., Cl. A ............      4,211,871      4,568,200
    33,000   LVMH Moet Hennessy
                Louis Vuitton SA ................      1,150,670      3,989,122
   100,000   Meiji Seika Kaisha Ltd. ............        505,816        425,189
   210,000   Morinaga Milk Industry
                Co. Ltd. ........................        769,502        614,689
     9,000   Nestle SA ..........................      1,868,526      4,133,728
   350,000   Nissin Food Products Co. Ltd. ......     12,559,164     11,310,030
   820,000   PepsiAmericas Inc. .................     12,731,151     27,322,400
   344,000   PepsiCo Inc. .......................      9,031,234     26,109,600
    42,000   Pernod-Ricard SA ...................      8,589,698      9,708,321
   155,000   Ralcorp Holdings Inc.+ .............      2,450,803      9,422,450
    65,000   Remy Cointreau SA ..................      4,352,546      4,634,779
   320,000   The Coca-Cola Co. ..................     13,144,705     19,638,400
   100,000   The Hershey Co. ....................      2,682,099      3,940,000
    20,000   The J.M. Smucker Co. ...............        547,733      1,028,800
   162,860   Tootsie Roll Industries Inc. .......      2,005,302      4,465,621
   250,000   Wm. Wrigley Jr. Co. ................      6,160,774     14,637,500
    63,750   Wm. Wrigley Jr. Co., Cl. B .........      1,658,999      3,761,250
   420,000   YAKULT HONSHA Co. Ltd. .............     11,260,923      9,718,480
                                                    ------------   ------------
                                                     203,200,799    356,202,271
                                                    ------------   ------------
             HEALTH CARE -- 3.7%
    30,000   Adams Respiratory
                Therapeutics Inc.+ ..............      1,785,842      1,792,200
   130,000   Advanced Medical
             Optics Inc.+ .......................      3,892,229      3,188,900
    52,444   Allergan Inc. ......................      2,458,117      3,369,002
    53,000   Alpharma Inc., Cl. A+ ..............      1,316,748      1,067,950
    44,000   Amgen Inc.+ ........................        203,194      2,043,360
    65,000   AngioDynamics Inc.+ ................      1,198,908      1,237,600
     4,000   ArthroCare Corp.+ ..................        133,290        192,200
    50,000   Biogen Idec Inc.+ ..................        762,809      2,846,000
   135,000   Boston Scientific Corp.+ ...........      1,800,236      1,570,050
   150,000   Bristol-Myers Squibb Co. ...........      4,060,053      3,978,000
    70,000   Chemed Corp. .......................      1,121,991      3,911,600
    56,000   CONMED Corp.+ ......................      1,210,759      1,294,160
    10,000   DENTSPLY International Inc. ........        190,509        450,200
    90,000   Eli Lilly & Co. ....................      5,251,364      4,805,100
    40,000   Exactech Inc.+ .....................        612,866        830,000

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE (CONTINUED)
   145,000   Greatbatch Inc.+ ...................   $  3,443,022   $  2,898,550
    40,000   Henry Schein Inc.+ .................      1,091,829      2,456,000
    20,000   Hospira Inc.+ ......................        754,476        852,800
    20,000   IMS Health Inc. ....................        526,733        460,800
    15,000   Inverness Medical
                Innovations Inc.+ ...............        255,011        842,700
    45,000   Invitrogen Corp.+ ..................      2,307,565      4,203,450
   125,000   Johnson & Johnson ..................      4,867,043      8,337,500
    10,000   Laboratory Corp. of
                America Holdings+ ...............        746,669        755,300
    92,000   Medco Health Solutions Inc.+ .......      3,073,554      9,328,800
   140,000   Merck & Co. Inc. ...................      4,318,176      8,135,400
    10,000   MGI Pharma Inc.+ ...................        402,632        405,300
     2,000   Nobel Biocare Holding AG ...........        285,863        535,265
    11,000   Orthofix International NV+ .........        388,910        637,670
     4,000   OrthoLogic Corp.+ ..................         13,880          5,400
    25,000   Pain Therapeutics Inc.+ ............        215,981        265,000
    50,000   Patterson Companies Inc.+ ..........      1,242,490      1,697,500
   670,000   Pfizer Inc. ........................     13,266,826     15,229,100
   130,000   Schering-Plough Corp. ..............      2,409,430      3,463,200
     2,000   Stryker Corp. ......................         65,440        149,440
   100,000   Tenet Healthcare Corp.+ ............        558,830        508,000
    46,000   Thoratec Corp.+ ....................        663,548        836,740
   135,000   UnitedHealth Group Inc. ............      7,210,331      7,857,000
    35,000   William Demant Holding A/S+ ........      1,644,239      3,246,047
     5,000   Wright Medical Group Inc.+ .........         92,660        145,850
    55,000   Wyeth ..............................      2,169,854      2,430,450
     3,000   Young Innovations Inc. .............         87,647         71,730
     5,000   Zimmer Holdings Inc.+ ..............        314,314        330,750
                                                    ------------   ------------
                                                      78,415,868    108,662,064
                                                    ------------   ------------
             HOTELS AND GAMING -- 2.3%
     1,200   Accor SA ...........................        103,072         95,969
    16,000   Churchill Downs Inc. ...............        629,526        863,520
   340,000   Gaylord Entertainment Co.+ .........      9,356,448     13,759,800
    45,000   Harrah's Entertainment Inc. ........      1,614,531      3,993,750
    22,000   Home Inns & Hotels
                Management Inc., ADR+ ...........        665,336        784,080
    22,000   Host Hotels & Resorts Inc. .........        449,790        374,880
   180,000   International Game
                Technology ......................      6,786,249      7,907,400
 1,582,576   Ladbrokes plc ......................     15,136,688     10,183,287
    37,000   Las Vegas Sands Corp.+ .............      2,188,954      3,812,850
 4,050,000   Mandarin Oriental
                International Ltd. ..............      8,176,342      9,558,000
   120,100   MGM Mirage+ ........................      5,449,119     10,090,802
    13,000   Orient-Express Hotels Ltd.,
                Cl. A ...........................        647,464        747,760
    92,200   Pinnacle Entertainment Inc.+ .......      2,598,414      2,172,232
    90,000   Starwood Hotels & Resorts
                Worldwide Inc. ..................      1,823,635      3,962,700
    20,000   Wyndham Worldwide Corp. ............        518,059        471,200
                                                    ------------   ------------
                                                      56,143,627     68,778,230
                                                    ------------   ------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             MACHINERY -- 3.0%
   160,000   Baldor Electric Co. ................   $  5,432,100   $  5,385,600
   140,000   Caterpillar Inc. ...................        927,858     10,158,400
    50,000   CNH Global NV ......................      1,156,505      3,291,000
   756,000   Deere & Co. ........................      6,205,078     70,398,720
                                                    ------------   ------------
                                                      13,721,541     89,233,720
                                                    ------------   ------------
             MANUFACTURED HOUSING AND
             RECREATIONAL VEHICLES -- 0.2%
   200,000   Cavalier Homes Inc.+ ...............        842,870        390,000
    32,000   Cavco Industries Inc.+ .............        605,460      1,082,880
   100,000   Champion Enterprises Inc.+ .........        958,740        942,000
    40,000   Coachmen Industries Inc. ...........        499,536        238,000
   110,000   Fleetwood Enterprises Inc.+ ........      1,252,012        657,800
    73,000   Huttig Building
                Products Inc.+ ..................        225,166        254,770
    22,000   Nobility Homes Inc. ................        475,436        401,500
    25,000   Palm Harbor Homes Inc.+ ............        401,517        263,750
    73,000   Skyline Corp. ......................      2,863,929      2,142,550
                                                    ------------   ------------
                                                       8,124,666      6,373,250
                                                    ------------   ------------
             METALS AND MINING -- 1.8%
    60,000   Alcoa Inc. .........................      1,857,948      2,193,000
   403,580   Barrick Gold Corp. .................      7,594,595     16,970,539
    12,525   Freeport-McMoRan Copper
                & Gold Inc. .....................        272,500      1,283,061
   100,000   Ivanhoe Mines Ltd.+ ................        775,930      1,073,000
    40,000   James River Coal Co.+ ..............        335,219        447,200
    50,000   Kinross Gold Corp.+ ................        359,224        920,000
    52,000   New Hope Corp. Ltd. ................         70,252        105,015
   560,000   Newmont Mining Corp. ...............     11,743,667     27,344,800
     3,000   Patriot Coal Corp.+ ................         78,892        125,220
    30,000   Peabody Energy Corp. ...............      1,235,976      1,849,200
                                                    ------------   ------------
                                                      24,324,203     52,311,035
                                                    ------------   ------------
             PUBLISHING -- 4.8%
   230,000   Belo Corp., Cl. A ..................      4,146,932      4,011,200
    25,000   Emap plc ...........................        362,733        457,839
 1,966,000   Il Sole 24 Ore+ ....................     16,574,660     16,369,680
   220,000   Independent News &
                Media plc .......................        674,635        761,993
    50,000   Lee Enterprises Inc. ...............      1,086,573        732,500
    70,035   McClatchy Co., Cl. A ...............      1,713,010        876,838
   364,000   Media General Inc., Cl. A ..........     10,175,790      7,735,000
    80,000   Meredith Corp. .....................      1,650,283      4,398,400
 3,895,000   News Corp., Cl. A ..................     29,151,525     79,808,550
    24,000   News Corp., Cl. B ..................        227,345        510,000
   100,000   PRIMEDIA Inc. ......................      1,759,981        850,000
    20,300   Seat Pagine Gialle SpA .............         11,997          8,028
   250,000   The E.W. Scripps Co.,Cl. A .........      7,999,768     11,252,500
   265,000   The McGraw-Hill
                Companies Inc. ..................      2,463,949     11,609,650
   132,000   The New York Times Co.,
                Cl. A ...........................      1,094,267      2,313,960
                                                    ------------   ------------
                                                      79,093,448    141,696,138
                                                    ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                     MARKET
  SHARES                                              COST           VALUE
----------                                       --------------  --------------
             COMMON STOCKS (CONTINUED)
             REAL ESTATE -- 0.5%
   103,000   Griffin Land & Nurseries Inc. ....  $    1,479,146  $    3,759,500
    40,000   ProLogis .........................       1,099,392       2,535,200
   257,000   The St. Joe Co....................       1,964,571       9,126,070
                                                 --------------  --------------
                                                      4,543,109      15,420,770
                                                 --------------  --------------
             RETAIL -- 1.5%
    14,000   Aaron Rents Inc. .................          45,200         269,360
    60,750   Aaron Rents Inc., Cl. A ..........         287,231       1,048,545
   258,000   AutoNation Inc.+ .................       2,471,084       4,040,280
    20,000   AutoZone Inc.+ ...................       1,681,602       2,398,200
   150,000   Coldwater Creek Inc.+ ............       1,099,306       1,003,500
   110,000   Costco Wholesale Corp.............       5,673,495       7,673,600
   190,000   CSK Auto Corp.+ ..................       2,245,817         951,900
   165,000   CVS Caremark Corp.................       6,246,734       6,558,750
    30,000   Macy's Inc. ......................         890,282         776,100
    40,000   Safeway Inc. .....................       1,263,568       1,368,400
    10,000   SUPERVALU Inc. ...................         297,500         375,200
   150,000   The Great Atlantic & Pacific
                Tea Co. Inc.+ .................       4,781,125       4,699,500
   118,000   The Kroger Co.....................         693,975       3,151,780
    30,000   Wal-Mart Stores Inc...............       1,340,831       1,425,900
   100,000   Walgreen Co. .....................       3,880,956       3,808,000
    30,000   Whole Foods Market Inc............       1,337,335       1,224,000
   160,000   Winn-Dixie Stores Inc.+ ..........       2,674,541       2,699,200
                                                 --------------  --------------
                                                     36,910,582      43,472,215
                                                 --------------  --------------
             SPECIALTY CHEMICALS -- 1.5%
   400,000   Chemtura Corp. ...................       3,859,492       3,120,000
   480,000   Ferro Corp. ......................       7,925,912       9,950,400
     2,000   FMC Corp. ........................          64,790         109,100
   130,000   General Chemical
                Group Inc.+ ...................         502,184           1,170
   135,000   H.B. Fuller Co. ..................       1,040,815       3,030,750
   220,000   Hercules Inc. ....................       3,241,328       4,257,000
   180,000   International Flavors &
                Fragrances Inc. ...............       7,255,378       8,663,400
   100,000   Material Sciences Corp.+ .........         934,841         743,000
   648,000   Omnova Solutions Inc.+ ...........       2,046,412       2,857,680
   345,000   Sensient Technologies Corp. ......       6,722,455       9,756,600
    13,380   Tronox Inc., Cl. B ...............         152,038         115,737
    70,000   Zep Inc.+ ........................         732,324         970,900
                                                 --------------  --------------
                                                     34,477,969      43,575,737
                                                 --------------  --------------
             TELECOMMUNICATIONS -- 5.5%
   150,000   AT&T Inc. ........................       3,658,468       6,234,000
    14,000   Brasil Telecom Participacoes
                SA, ADR .......................         810,959       1,044,120
   200,000   BT Group plc......................         753,355       1,085,874
    18,000   BT Group plc, ADR ................         593,084         970,560
    64,000   CenturyTel Inc. ..................         918,720       2,653,440
   700,000   Cincinnati Bell Inc.+ ............       3,931,162       3,325,000
   190,000   Citizens Communications Co. ......       2,789,200       2,418,700
    22,000   Clearwire Corp., Cl. A+ ..........         381,650         301,620

                                                                     MARKET
  SHARES                                              COST           VALUE
----------                                       --------------  --------------
   350,000   Deutsche Telekom AG, ADR .........  $    6,327,169  $    7,584,500
    40,000   Embarq Corp. .....................       1,044,656       1,981,200
    35,000   France Telecom SA, ADR ...........         683,990       1,247,050
 1,625,000   Qwest Communications
                International Inc.+ ...........       4,860,819      11,391,250
 1,100,000   Sprint Nextel Corp. ..............      16,019,959      14,443,000
    75,403   Tele Norte Leste
                Participacoes SA, ADR .........       1,001,480       1,453,770
 4,200,935   Telecom Italia SpA ...............       2,397,072      13,051,723
   275,000   Telecom Italia SpA, ADR ..........       1,882,012       8,481,000
    94,000   Telefonica SA, ADR ...............       3,341,710       9,173,460
    10,400   Telefonica SA, BDR ...............         119,280         333,034
    40,000   Telefonos de Mexico SAB
                de CV, Cl. L, ADR .............         171,746       1,473,600
   585,000   Telephone & Data
                Systems Inc. ..................      12,048,593      36,621,000
   495,000   Telephone & Data Systems
                Inc., Special .................       9,961,936      28,512,000
    10,000   Time Warner Telecom Inc.,
                Cl. A+ ........................         209,039         202,900
   237,584   Verizon Communications Inc. ......       7,597,250      10,380,045
    35,000   Windstream Corp. .................         249,129         455,700
                                                 --------------  --------------
                                                     81,752,438     164,818,546
                                                 --------------  --------------
             TRANSPORTATION -- 0.4%
    85,000   AMR Corp.+ .......................       1,245,603       1,192,550
   280,000   GATX Corp. .......................       6,764,603      10,270,400
    63,000   Grupo TMM SA, Cl. A, ADR+ ........         411,039         141,750
     4,000   Kansas City Southern+ ............           7,317         137,320
    20,000   Providence and Worcester
                Railroad Co. ..................         332,439         334,400
                                                 --------------  --------------
                                                      8,761,001      12,076,420
                                                 --------------  --------------
             WIRELESS COMMUNICATIONS -- 0.9%
   100,000   America Movil SAB de CV,
                Cl. L, ADR ....................         626,224       6,139,000
     3,200   NTT DoCoMo Inc. ..................       4,601,636       5,327,843
    72,000   Price Communications
                Corp., Escrow+ ................               0               0
     1,350   Tele Norte Celular
                Participacoes SA, ADR+ ........          20,857          19,575
     3,375   Telemig Celular
                Participacoes SA, ADR .........          97,539         189,506
    13,001   Tim Participacoes SA, ADR ........         157,722         454,385
   175,000   United States Cellular Corp.+ ....       8,331,364      14,717,500
       192   Vivo Participacoes SA+ ...........             670           1,462
    67,505   Vivo Participacoes SA, ADR .......         648,113         369,252
     4,174   Vivo Participacoes SA,
                Preference ....................          66,002          22,066
     4,375   Vodafone Group plc, ADR ..........          43,962         163,275
                                                 --------------  --------------
                                                     14,594,089      27,403,864
                                                 --------------  --------------
             TOTAL COMMON STOCKS ..............   1,415,690,265   2,891,650,379
                                                 --------------  --------------

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                     MARKET
  SHARES                                              COST           VALUE
-----------                                      --------------  --------------
             PREFERRED STOCKS -- 0.1%
             AEROSPACE -- 0.1%
     29,000  Northrop Grumman Corp.,
                7.000% Cv. Pfd., Ser. B .......  $    3,379,080  $    4,223,850
                                                 --------------  --------------
 PRINCIPAL
  AMOUNT
-----------
             CONVERTIBLE CORPORATE BONDS -- 0.2%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$ 1,000,000  Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 ..............         967,343         957,500
                                                 --------------  --------------
             COMMUNICATIONS EQUIPMENT -- 0.1%
  2,000,000  Agere Systems Inc.,
                Sub. Deb. Cv.,
                6.500%, 12/15/09 ..............       1,944,978       2,027,500
  1,413,000  Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 ..............       1,397,480       1,393,571
                                                 --------------  --------------
                                                      3,342,458       3,421,071
                                                 --------------  --------------
             TOTAL CONVERTIBLE
                CORPORATE BONDS ...............       4,309,801       4,378,571
                                                 --------------  --------------
  SHARES
-----------
             WARRANTS -- 0.0%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
     14,728  Federal-Mogul Corp.,
                expire 12/27/14+ ..............               0               0
                                                 --------------  --------------
             BROADCASTING -- 0.0%
      2,109  Granite Broadcasting Corp.,
                Ser. A, expire 06/04/12+ ......               0           2,109
      2,109  Granite Broadcasting Corp.,
                Ser. B, expire 06/04/12+ ......               0           2,109
                                                 --------------  --------------
                                                              0           4,218
                                                 --------------  --------------
             ENERGY AND UTILITIES -- 0.0%
     11,313  Mirant Corp., Ser. A,
                expire 01/03/11+ ..............         149,058         208,386
                                                 --------------  --------------
             HOTELS AND GAMING -- 0.0%
    120,000  Indian Hotels Co.,
                expire 12/27/10+ ..............         417,879         485,754
                                                 --------------  --------------
             TOTAL WARRANTS ...................         566,937         698,358
                                                 --------------  --------------

 PRINCIPAL
  AMOUNT
-----------
             U.S. GOVERNMENT OBLIGATIONS -- 2.3%
             U.S. TREASURY BILLS -- 1.5%
$43,814,000  U.S. Treasury Bills,
                2.869% to 4.145%++,
                01/03/08 to 06/12/08 ..........      43,546,631      43,530,610
                                                 --------------  --------------

 PRINCIPAL                                                           MARKET
  AMOUNT                                              COST           VALUE
-----------                                      --------------  --------------
             U.S. TREASURY NOTES -- 0.8%
             U.S. Treasury Notes,
$15,000,000     3.375%, 02/15/08 ..............  $   14,969,779  $   14,969,779
 10,000,000     4.625%, 03/31/08 ..............      10,008,471      10,036,720
                                                 --------------  --------------
                                                     24,978,250      25,006,499
                                                 --------------  --------------
             TOTAL U.S. GOVERNMENT
                OBLIGATIONS ...................      68,524,881      68,537,109
                                                 --------------  --------------
             TOTAL
                INVESTMENTS -- 99.8% ..........  $1,492,470,964   2,969,488,267
                                                 ==============
             OTHER ASSETS AND LIABILITIES
                (NET) -- 0.2% .................                       4,554,446
                                                                 --------------
             NET ASSETS -- 100.0% .............                  $2,974,042,713
                                                                 ==============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the market value of Rule 144A securities amounted to $14,832,664 or 0.50% of total net assets.

(b) Securities fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2007, the market value of fair valued securities amounted to $258,482 or 0.01% of total net assets.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depository Receipt
BDR   Brazilian Depository Receipt
CVO   Contingent Value Obligation
GDR   Global Depository Receipt

                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (cost $1,492,470,964) .............   $2,969,488,267
   Foreign currency, at value (cost $6,525) ................            6,679
   Cash ....................................................            1,405
   Receivable for investments sold .........................          601,516
   Receivable for Fund shares sold .........................        6,888,102
   Dividends and interest receivable .......................        3,339,444
   Prepaid expense .........................................          129,328
                                                               --------------
   TOTAL ASSETS ............................................    2,980,454,741
                                                               --------------
LIABILITIES:
   Payable for investments purchased .......................          675,034
   Payable for Fund shares redeemed ........................        1,865,730
   Payable for investment advisory fees ....................        2,542,118
   Payable for distribution fees ...........................          640,555
   Payable for accounting fees .............................           11,126
   Unrealized depreciation on swap contracts ...............            1,267
   Other accrued expenses ..................................          676,198
                                                               --------------
   TOTAL LIABILITIES .......................................        6,412,028
                                                               --------------
   NET ASSETS applicable to 59,712,177
      shares outstanding ...................................   $2,974,042,713
                                                               ==============
NET ASSETS CONSIST OF:
   Paid-in capital                                             $1,502,134,728
   Accumulated distributions in excess of net
      investment income ....................................         (122,031)
   Accumulated distributions in excess of net
      realized gain on investments and foreign
      currency transactions ................................       (4,989,220)
   Net unrealized appreciation on investments ..............    1,477,017,303
   Net unrealized appreciation on foreign
      currency translations ................................            3,200
   Net unrealized depreciation on swap contracts ...........           (1,267)
                                                               --------------
   NET ASSETS ..............................................   $2,974,042,713
                                                               ==============
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Net Asset Value, offering and redemption price
      per share ($2,953,453,943 / 59,293,945
      shares outstanding; unlimited number of
      shares authorized) ...................................   $        49.81
                                                               ==============
   CLASS A:
   Net Asset Value and redemption price per share
      ($12,497,117 / 252,018 shares outstanding;
      unlimited number of shares authorized) ...............   $        49.59
                                                               ==============
   Maximum offering price per share (NAV /9425,
      based on maximum sales charge of 5.75%
      of the offering price) ...............................   $        52.62
                                                               ==============
   CLASS B:
   Net Asset Value and offering price per share
      ($1,608 / 32.95 shares outstanding;
      unlimited number of shares authorized) ...............   $        48.80(a)
                                                               ==============
   CLASS C:
   Net Asset Value and offering price per share
      ($8,090,045 / 166,181 shares outstanding;
      unlimited number of shares authorized) ...............   $        48.68(a)
                                                               ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (net of foreign taxes of $953,003) ............   $   44,579,828
   Interest ................................................        2,954,221
                                                               --------------
   TOTAL INVESTMENT INCOME .................................       47,534,049
                                                               --------------
EXPENSES:
   Investment advisory fees ................................       28,588,149
   Distribution fees - Class AAA ...........................        7,110,567
   Distribution fees - Class A .............................           22,671
   Distribution fees - Class B .............................               16
   Distribution fees - Class C .............................           55,184
   Shareholder services fees ...............................        1,661,318
   Shareholder communications expenses .....................          570,071
   Custodian fees ..........................................          425,535
   Legal and audit fees ....................................           87,994
   Trustees' fees ..........................................           53,948
   Accounting fees .........................................           45,000
   Registration expenses ...................................           40,618
   Interest expense ........................................           13,306
   Miscellaneous expenses ..................................          204,141
                                                               --------------
   TOTAL EXPENSES ..........................................       38,878,518
   Less: Custodian fee credits .............................          (58,133)
                                                               --------------
   NET EXPENSES ............................................       38,820,385
                                                               --------------
   NET INVESTMENT INCOME ...................................        8,713,664
                                                               --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS, SWAP CONTRACTS, AND
   FOREIGN CURRENCY:
   Net realized gain on investments ........................      172,943,837
   Net realized loss on swap contracts .....................           (2,075)
   Net realized loss on foreign currency
      transactions .........................................          (84,293)
                                                               --------------
   Net realized gain on investments, swap contracts,
      and foreign currency transactions ....................      172,857,469
                                                               --------------
   Net change in unrealized appreciation/
      depreciation on investments ..........................      125,889,111
   Net change in unrealized appreciation/
      depreciation on swap contracts .......................           (1,267)
   Net change in unrealized appreciation/
      depreciation on foreign currency translations ........            1,893
                                                               --------------
   Net change in unrealized appreciation/
      depreciation on investments, swap contracts,
      and foreign currency translations ....................      125,889,737
                                                               --------------
   NET REALIZED AND UNREALIZED GAIN ON
      INVESTMENTS, SWAP CONTRACTS, AND
      FOREIGN CURRENCY .....................................      298,747,206
                                                               --------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ......................................   $  307,460,870
                                                               ==============

----------
(a)   Redemption price varies based on the length of time held.

                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  YEAR ENDED          YEAR ENDED
                                                                                              DECEMBER 31, 2007   DECEMBER 31, 2006
                                                                                              -----------------   -----------------
OPERATIONS:
   Net investment income ..................................................................   $       8,713,664   $      15,609,218
   Net realized gain on investments, swap contracts, and foreign currency transactions ....         172,857,469         123,052,407
   Net change in unrealized appreciation/depreciation on investments,
      swap contracts, and foreign currency translations ...................................         125,889,737         324,727,122
                                                                                              -----------------   -----------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................         307,460,870         463,388,747
                                                                                              -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ...........................................................................          (8,561,538)        (15,507,490)
      Class A .............................................................................             (42,720)            (32,680)
      Class C                                                                                                --              (1,640)
                                                                                              -----------------   -----------------
                                                                                                     (8,604,258)        (15,541,810)
                                                                                              -----------------   -----------------
   Net realized gain on investments and foreign currency transactions
      Class AAA ...........................................................................        (169,880,744)       (123,401,185)
      Class A .............................................................................            (708,973)           (235,506)
      Class B .............................................................................                 (94)                (72)
      Class C .............................................................................            (471,343)           (166,895)
                                                                                              -----------------   -----------------
                                                                                                   (171,061,154)       (123,803,658)
                                                                                              -----------------   -----------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................................        (179,665,412)       (139,345,468)
                                                                                              -----------------   -----------------

CAPITAL SHARE TRANSACTIONS:
      Class AAA ...........................................................................         309,490,566         (53,691,894)
      Class A .............................................................................           7,687,239           2,459,100
      Class B .............................................................................                  94                (105)
      Class C .............................................................................           4,805,662             734,082
                                                                                              -----------------   -----------------
   Net increase (decrease) in net assets from shares of beneficial interest transactions ..         321,983,561         (50,498,817)
                                                                                              -----------------   -----------------
   REDEMPTION FEES ........................................................................              21,167               6,381
                                                                                              -----------------   -----------------
   NET INCREASE IN NET ASSETS .............................................................         449,800,186         273,550,843

NET ASSETS:
   Beginning of period ....................................................................       2,524,242,527       2,250,691,684
                                                                                              -----------------   -----------------
   End of period (including undistributed net investment income of
      $0 and $42,728 respectively) ........................................................   $   2,974,042,713   $   2,524,242,527
                                                                                              =================   =================

                 See accompanying notes to financial statements.

THE GABELLI ASSET
FUND NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Asset Fund (the "Fund") was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. An equity swap is a swap where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation.

The Fund has entered into equity swaps with Bear, Stearns International Limited. Details of the equity swaps at December 31, 2007 are as follows:

                                                                                                NET UNREALIZED
         NOTIONAL           EQUITY SECURITY              INTEREST RATE/            TERMINATION  APPRECIATION/
          AMOUNT                RECEIVED              EQUITY SECURITY PAID             DATE     (DEPRECIATION)
         --------               --------              --------------------             ----     --------------
                              Market Value      Overnight LIBOR plus 40 bps plus
                            Appreciation on:      Market Value Depreciation on:
$540,479 (50,000 Shares)   Rolls-Royce Group           Rolls-Royce Group             08/15/08       $ 5,908
 370,460 (200,000 Shares)    Rank Group plc              Rank Group plc              11/17/08        (7,175)
                                                                                                    -------
                                                                                                    $(1,267)
                                                                                                    =======

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency,

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION   OF  NET  ASSET  VALUE  AND  CALCULATION  OF  EXPENSES.   Certain
administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences for the fiscal year ended December 31, 2007, were primarily attributable to reclassifications for capital gain dividends from REIT's and underlying funds. These reclassifications have no impact on the net asset value of the Fund. For the year ended December 31, 2007, reclassifications were made to increase accumulated distributions in excess of net investment income by $274,165 and to decrease accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $274,165.

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was as follows:

                                                     YEAR ENDED          YEAR ENDED
                                                  DECEMBER 31, 2007   DECEMBER 31, 2006
                                                  ----------------    -----------------
DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains) ....   $      12,547,077   $      18,460,454
Net long-term capital gains ...................         167,118,335         120,885,014
                                                  -----------------   -----------------
Total distributions paid ......................   $     179,665,412   $     139,345,468
                                                  =================   =================

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

At December 31, 2007, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes, basis adjustments on investments in real estate investment trusts, and mark-to-market adjustments on passive foreign investment companies.

As of December 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

      Undistributed ordinary income  ..................   $       244,665
      Undistributed long-term capital gains ...........         1,695,884
      Net unrealized appreciation on investments and
         foreign currency transactions  ...............     1,469,962,555
      Other temporary differences* ....................             4,881
                                                          ---------------
      Total ...........................................   $ 1,471,907,985
                                                          ===============

----------
* Other temporary differences is primarily due to the reversal of book income from partnerships and mark-to-market adjustments on swaps.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2007:

                                           GROSS            GROSS
                                        UNREALIZED        UNREALIZED      NET UNREALIZED
                         COST          APPRECIATION      DEPRECIATION      APPRECIATION
                   ---------------   ---------------   ---------------   ---------------
Investments .....  $ 1,499,527,645   $ 1,547,999,815   $   (78,039,193)  $ 1,469,960,622

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures. The Fund has adopted the Interpretation for all open tax years and it had no impact on the amounts reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $6,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the chairman of each committee also receives $1,000 per year. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2007, other than short-term securities, aggregated $602,167,768 and $259,399,607, respectively.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2007, the Fund paid brokerage commissions on security trades of $579,092 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $34,120 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended December 31, 2007, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At December 31, 2007, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended December 31, 2007 was $138,786 with a weighted average interest rate of 6.02%. The maximum amount borrowed at any time during the fiscal year ended December 31, 2007 was $12,329,000.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2007 and December 31, 2006 amounted to $21,167 and $6,381, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest were as follows:

                                                                   YEAR ENDED                     YEAR ENDED
                                                               DECEMBER 31, 2007              DECEMBER 31, 2006
                                                          ----------------------------   ---------------------------
                                                            SHARES          AMOUNT         SHARES         AMOUNT
                                                          ----------    --------------   ----------   --------------
                                                                    CLASS AAA                     CLASS AAA
                                                          ----------------------------   ---------------------------
Shares sold ..........................................    10,018,775    $  514,184,963    4,386,829   $  200,022,345
Shares issued upon reinvestment of distributions .....     3,400,747       169,969,027    2,754,940      131,438,858
Shares redeemed ......................................    (7,231,506)     (374,663,424)  (8,657,022)    (385,153,097)
                                                          -----------   --------------   ----------   --------------
   Net increase (decrease) ...........................     6,188,016    $  309,490,566   (1,515,253)  $  (53,691,894)
                                                          ==========    ==============   ==========   ==============
                                                                   CLASS A                         CLASS A
                                                          ----------------------------   ---------------------------
Shares sold ..........................................       171,292    $    8,808,825       68,271   $    3,117,967
Shares issued upon reinvestment of distributions .....        14,283           710,716        5,392          256,308
Shares redeemed ......................................       (35,361)       (1,832,302)     (20,401)        (915,175)
                                                          ----------    --------------   ----------   --------------
   Net increase ......................................       150,214    $    7,687,239       53,262   $    2,459,100
                                                          ==========    ==============   ==========   ==============
                                                                     CLASS B                       CLASS B
                                                          ----------------------------   ---------------------------
Shares sold ..........................................            --                --          133   $        5,658
Shares issued upon reinvestment of distributions .....             2    $           94            2               72
Shares redeemed ......................................            --                --         (133)          (5,835)
                                                          ----------    --------------   ----------   --------------
   Net increase (decrease) ...........................             2    $           94            2   $         (105)
                                                          ==========    ==============   ==========   ==============
                                                                     CLASS C                       CLASS C
                                                          ----------------------------   ---------------------------
Shares sold ..........................................        98,259    $    5,011,883       17,459   $      784,241
Shares issued upon reinvestment of distributions .....         9,491           463,736        3,534          165,790
Shares redeemed ......................................       (13,440)         (669,957)      (4,903)        (215,949)
                                                          ----------    --------------   ----------   --------------
   Net increase ......................................        94,310    $    4,805,662       16,090   $      734,082
                                                          ==========    ==============   ==========   ==============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI ASSET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                  INCOME FROM INVESTMENT OPERATIONS                DISTRIBUTIONS
                              --------------------------------------   ----------------------------------------
                                                Net
                  Net Asset       Net      Realized and      Total                      Net
   Period           Value,    Investment    Unrealized       from          Net        Realized
   Ended          Beginning     Income        Gain on     Investment   Investment     Gain on         Total
December 31       of Period    (Loss)(a)    Investments   Operations     Income     Investments   Distributions
-----------       ---------   ----------   ------------   ----------   ----------   -----------   -------------
CLASS AAA
  2007            $   47.38   $    0.16    $     5.46     $    5.62    $   (0.15)   $    (3.04)   $   (3.19)
  2006                41.13        0.30          8.70          9.00        (0.31)        (2.44)       (2.75)
  2005                41.45        0.12          1.73          1.85        (0.12)        (2.05)       (2.17)
  2004                36.26        0.02          5.96          5.98        (0.03)        (0.76)       (0.79)
  2003                28.25        0.04          8.60          8.64        (0.03)        (0.60)       (0.63)

CLASS A
  2007            $   47.21   $    0.16    $     5.44     $    5.60    $   (0.18)   $    (3.04)   $   (3.22)
  2006                41.01        0.32          8.66          8.98        (0.34)        (2.44)       (2.78)
  2005                41.39        0.10          1.74          1.84        (0.17)        (2.05)       (2.22)
  2004(c)             36.26        0.03          5.94          5.97        (0.08)        (0.76)       (0.84)

CLASS B
  2007            $   46.72   $   (0.26)   $     5.38     $    5.12           --    $    (3.04)   $   (3.04)
  2006                40.64        0.18          8.34          8.52           --         (2.44)       (2.44)
  2005                41.16       (0.17)         1.70          1.53           --         (2.05)       (2.05)
  2004(c)             36.26       (0.25)         5.91          5.66           --         (0.76)       (0.76)

CLASS C
  2007            $   46.58   $   (0.24)   $     5.38     $    5.14           --    $    (3.04)   $   (3.04)
  2006                40.54       (0.03)         8.54          8.51    $   (0.03)        (2.44)       (2.47)
  2005                41.14       (0.20)         1.71          1.51        (0.06)        (2.05)       (2.11)
  2004(c)             36.26       (0.26)         5.92          5.66        (0.02)        (0.76)       (0.78)

                                                            RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                           ------------------------------------------------
                                    Net Asset              Net Assets       Net
   Period                             Value,                 End of      Investment               Portfolio
   Ended               Redemption     End of     Total       Period        Income     Operating    Turnover
December 31              Fees(a)     Period     Return+    (in 000's)      (Loss)      Expenses     Rate
-----------            ----------   ---------   -------   ------------   ----------   ---------   ---------
CLASS AAA
  2007                 $ 0.00(b)    $  49.81     11.8%    $  2,953,454      0.31%        1.36%          9%
  2006                   0.00(b)       47.38     21.8        2,516,088      0.67         1.36           7
  2005                   0.00(b)       41.13      4.4        2,246,439      0.29         1.37           6
  2004                   0.00(b)       41.45     16.5        2,216,050      0.06         1.38           7
  2003                     --          36.26     30.6        1,958,431      0.11         1.38           7

CLASS A
  2007                 $ 0.00(b)    $  49.59     11.8%    $     12,497      0.30%        1.36%          9%
  2006                   0.00(b)       47.21     21.9            4,806      0.71         1.35           7
  2005                   0.00(b)       41.01      4.4            1,991      0.23         1.38           6
  2004(c)                0.00(b)       41.39     16.5              351      0.07         1.40           7

CLASS B
  2007                 $ 0.00(b)    $  48.80     10.9%    $          2     (0.52)%       2.11%          9%
  2006                   0.00(b)       46.72     20.9                1      0.41         2.11           7
  2005                   0.00(b)       40.64      3.7                1     (0.41)        2.02           6
  2004(c)                0.00(b)       41.16     15.6                1     (0.67)        2.07           7

CLASS C
  2007                 $ 0.00(b)    $  48.68     11.0%    $      8,090     (0.47)%       2.11%          9%
  2006                   0.00(b)       46.58     20.9            3,348     (0.07)        2.11           7
  2005                   0.00(b)       40.54      3.6            2,261     (0.49)        2.13           6
  2004(c)                0.00(b)       41.14     15.6              349     (0.68)        2.15           7

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)   Amount represents less than $0.005 per share.

(c) Class A, Class B, and Class C Shares were initially offered on December 31, 2003.

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of The Gabelli Asset Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Asset Fund (hereafter referred to as the "Fund") at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 29, 2008

THE GABELLI ASSET FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Asset Fund at One Corporate Center, Rye, NY 10580-1422.

                             TERM OF
                            OFFICE AND        NUMBER OF
NAME, POSITION(S)            LENGTH OF      FUNDS IN FUND
    ADDRESS(1)                 TIME       COMPLEX OVERSEEN          PRINCIPAL OCCUPATION(S)               OTHER DIRECTORSHIPS
     AND AGE                 SERVED(2)       BY TRUSTEE             DURING PAST FIVE YEARS                 HELD BY TRUSTEE(4)
------------------------   ------------   ----------------   -------------------------------------   -------------------------------
INTERESTED TRUSTEES(3):

MARIO J. GABELLI            Since 1986          26           Chairman and Chief Executive Officer    Director of Morgan Group
Trustee and Chairman                                         of GAMCO Investors, Inc. and Chief      Holdings, Inc. (holding
Age: 65                                                      Investment Officer - Value Portfolios   company); Chairman of the Board
                                                             of Gabelli Funds, LLC and GAMCO Asset   of LICT Corp. (multimedia and
                                                             Management Inc.; Director/Trustee or    communication services company)
                                                             Chief Investment Officer of other
                                                             registered investment companies in
                                                             the Gabelli/GAMCO Funds complex;
                                                             Chairman and Chief Executive Officer
                                                             of GGCP, Inc.

JOHN D. GABELLI             Since 1999          10           Senior Vice President of Gabelli &      Director of GAMCO Investors,
Trustee                                                      Company, Inc.                           Inc.
Age: 63

INDEPENDENT TRUSTEES(5):

ANTHONY J. COLAVITA         Since 1989          35           Partner in the law firm of Anthony J.                --
Trustee                                                      Colavita P.C.
Age: 72

JAMES P. CONN               Since 1992          16           Former Managing Director and Chief                   --
Trustee                                                      Investment Officer of Financial
Age: 69                                                      Security Assurance Holdings Ltd.
                                                             (1992-1998) (insurance holding
                                                             company)

ANTHONY R. PUSTORINO        Since 1986          14           Certified Public Accountant;            Director of The LGL Group, Inc.
Trustee                                                      Professor Emeritus, Pace University     (diversified manufacturing)
Age: 82

WERNER J. ROEDER, MD        Since 2001          23           Medical Director of Lawrence Hospital                --
Trustee                                                      and practicing private physician
Age: 67

ANTHONIE C. VAN EKRIS        1986-1989          19           Chairman of BALMAC International,                    --
Trustee                    1992-present                      Inc. (commodities and futures
Age: 73                                                      trading)

SALVATORE J. ZIZZA           1986-1996          26           Chairman of Zizza & Co., Ltd.           Director of Hollis-Eden
Trustee                    2000-present                      (consulting)                            Pharmaceuticals
Age: 62                                                                                              (biotechnology); Director of
                                                                                                     Earl Scheib, Inc. (automotive
                                                                                                     services)

THE GABELLI ASSET FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                              TERM OF
NAME, POSITION(S)           OFFICE AND
   ADDRESS(1)                LENGTH OF                                    PRINCIPAL OCCUPATION(S)
     AND AGE               TIME SERVED(2)                                 DURING PAST FIVE YEARS
------------------------   --------------   ----------------------------------------------------------------------------------
OFFICERS:

BRUCE N. ALPERT              Since 1994     Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since
President                                   1988 and an officer of most of the registered investment companies in the
Age: 56                                     Gabelli/GAMCO Funds complex. Director and President of Gabelli Advisers, Inc.
                                            since 1998

JAMES E. MCKEE               Since 1995     Vice President, General Counsel, and Secretary of GAMCO Investors, Inc. since 1999
Secretary                                   and GAMCO Asset Management Inc. since 1993; Secretary of all of the registered
Age: 44                                     investment companies in the Gabelli/GAMCO Funds complex

AGNES MULLADY                Since 2006     Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered
Treasurer                                   investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of
Age: 49                                     U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior
                                            Funds from 2004 through 2005; Chief Financial Officer of AMIC Distribution
                                            Partners from 2002 through 2004; Controller of Reserve Management Corporation and
                                            Reserve Partners, Inc. and Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN           Since 2004     Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief
Chief Compliance Officer                    Compliance Officer of all of the registered investment companies in the
Age: 54                                     Gabelli/GAMCO Funds complex; Vice President of Goldman Sachs Asset Management from
                                            2000 through 2004

----------
(1)   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2)   Each Trustee will hold office for an indefinite term until the earliest of
      (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) "Interested person" of the Fund as defined in the 1940 Act. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

(4) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

(5)   Trustees  who are not  interested  persons  are  considered  "Independent"
      Trustees.

--------------------------------------------------------------------------------
                   2007 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended December 31, 2007, the Fund paid to shareholders on December 27, 2007 ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.223, $0.253, $0.070, and $0.070 per share for Class AAA, Class A, Class B, and Class C, respectively, and a long-term capital gains totaling $167,118,335 which is designated as a capital gain dividend. For the fiscal year ended December 31, 2007, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations and 100% of the ordinary income distribution was qualified dividend income.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income dividend paid by the Fund during fiscal year 2007 which was derived from U.S. Treasury securities was 3.84%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Asset Fund did not meet this strict requirement in 2007. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

                     This page is intentionally left blank.

--------------------------------------------------------------------------------

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             GABELLI FAMILY OF FUNDS
--------------------------------------------------------------------------------

VALUE

GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE

GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE

GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH

GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity  securities  of  foreign  issuers  with  long-term
capital   appreciation    potential.    The   Fund   offers   investors   global
diversification. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH

GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

MICRO-CAP

GAMCO WESTWOOD MIGHTY MITES(SM) FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

EQUITY INCOME

GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)

                                           CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to  provide a high level of current  income as well as  long-term  capital
appreciation  by  investing  in  income   producing   equity  and  fixed  income
securities. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY

GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR

GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)

                                                                    TEAM MANAGED

MERGER AND ARBITRAGE

GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN

GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND

The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME

GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)

                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET

GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)

                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER
             MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                             THE GABELLI ASSET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                       Anthony R. Pustorino
CHAIRMAN AND CHIEF                          CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER                           PROFESSOR EMERITUS
GAMCO INVESTORS, INC.                       PACE UNIVERSITY

Anthony J. Colavita                         Werner J. Roeder, MD
ATTORNEY-AT-LAW                             MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                   LAWRENCE HOSPITAL

James P. Conn                               Anthonie C. van Ekris
FORMER CHIEF INVESTMENT OFFICER             CHAIRMAN
FINANCIAL SECURITY ASSURANCE                BALMAC INTERNATIONAL, INC.
HOLDINGS LTD.
                                            Salvatore J. Zizza
John D. Gabelli                             CHAIRMAN
SENIOR VICE PRESIDENT                       ZIZZA & CO., LTD.
GABELLI & COMPANY, INC.

                                    OFFICERS

Bruce N. Alpert                             James E. McKee
PRESIDENT                                   SECRETARY

Agnes Mullady                               Peter D. Goldstein
TREASURER                                   CHIEF COMPLIANCE OFFICER




                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB405Q407SR




                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH

THE
GABELLI
ASSET
FUND

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $41,000 for 2006 and $43,000 for 2007.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2007.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,100 for 2006 and $4,350 for 2007. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2007.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was (0%) zero percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2006 and $0 for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to  Rule 30a-2(b)  under the  1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   The Gabelli Asset Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     03/05/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     03/05/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     03/05/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.